Equity (Schedule of Stock-based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	$ 17,722	$ 20,773	$ 30,010
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	2,580	2,780	5,381
Research and Development, Net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	3,503	4,768	5,759
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expenses	$ 11,639	$ 13,225	$ 18,870